Equity Investment in Unconsolidated Investments - Summarized financial information of the Companys equity investment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Other assets	$ 3,976,018		$ 3,505,953	$ 3,934,468
Total assets	772,596,045		693,542,158	588,477,181
Revolving line of credit, net of financing costs	64,414,007		38,186,472	0
Obligations under participation agreement (proceeds of $15,523,107 and $14,252,357, respectively)	58,587,148		42,232,027	71,581,897
Other liabilities	3,491,971		4,289,967	429,123
Total liabilities	503,407,855		419,698,580	285,152,116
Mavik RESOF
Schedule of Equity Method Investments
Investments at fair value (cost of $117,829,371 and $107,261,022, respectively)	119,003,881		108,359,898	44,715,979
Other assets	15,892,206		5,484,087	5,331,840
Total assets	134,896,087		113,843,985	50,047,819
Revolving line of credit, net of financing costs	16,834,326		14,909,717	0
Obligations under participation agreement (proceeds of $15,523,107 and $14,252,357, respectively)	15,637,326		14,351,617	6,347,478
Other liabilities	13,361,069		5,296,603	4,204,147
Total liabilities	45,832,721		34,557,937	10,551,625
Partners' Capital	89,063,366		79,286,048	39,496,194
Total investment income	4,844,664	$ 2,042,100	11,769,083	239,837
Total expenses	1,293,316	471,212	2,381,145	614,362
Net investment income	3,551,348	1,570,888	9,387,938	(374,525)
Unrealized appreciation on investments	69,051	53,697	524,113	417,300
Net increase in partners' capital resulting from operations	$ 3,620,399	$ 1,624,585	$ 9,912,051	$ 42,775